Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 12 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities comprise the following:

	At December 31,	At December 31,
	2024	2023
Accounts payable	$5.1	$5.5
Accrued liabilities	23.6	25.4
	$28.7	$30.9